Intangible assets - Schedule of Principal acquired brands with indefinite useful life (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	$ 14,776	$ 14,814	$ 14,506
Brands
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	$ 9,381	9,642	$ 9,475
Brands | Crown Royal whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	$ 1,464	1,464
Brands | Captain Morgan rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	$ 1,201	1,201
Brands | Johnnie Walker whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	$ 856	790
Brands | Smirnoff vodka
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	$ 824	824
Brands | Shui Jing Fang Chinese white spirit
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Greater China
Principal acquired brands with indefinite useful life	$ 698	689
Brands | Casamigos tequila
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	$ 604	604
Brands | Yenì raki
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Türkiye
Principal acquired brands with indefinite useful life	$ 477	426
Brands | Don Papa rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Europe
Principal acquired brands with indefinite useful life	$ 388	353
Brands | McDowell's No.1 whisky, rum and brandy
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	$ 371	382
Brands | Don Julio tequila
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	$ 270	277
Brands | Seagram's 7 Crown whiskey
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	$ 223	223
Brands | Signature whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	$ 213	219
Brands | Zacapa rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	$ 191	191
Brands | Black Dog whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	$ 180	186
Brands | Antiquity whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	$ 176	182
Brands | Gordon's gin
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Europe
Principal acquired brands with indefinite useful life	$ 163	150
Brands | Other brands
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	$ 1,082	$ 1,481